Document and Entity Information	Oct. 02, 2026
Details
Registrant CIK	0001763329
Registrant Name	AIBOTICS, INC.
SEC Form	8-K
Period End date	Oct. 02, 2026
Tax Identification Number (TIN)	87-0645794
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56022
Entity Address, Address Line One	100 SE 2nd St
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	954
Local Phone Number	233-3511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false